STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

March 28, 2006

MORGAN STANLEY INSTITUTIONAL FUND, INC.


The information regarding the executive officers contained in the STATEMENT OF ADDITIONAL INFORMATION in the section titled "Management of the Fund" is hereby deleted and replaced with the following.

The Trustee/Director information is unchanged.

                                POSITION(S)         LENGTH
 NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME                         PRINCIPAL OCCUPATION(S) DURING
    EXECUTIVE OFFICER           REGISTRANT          SERVED*                                  PAST 5 YEARS**
---------------------------   --------------   -------------------   ---------------------------------------------------------------
Ronald E. Robison (67)        President and    President (since      President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal        September 2005) and   Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020            Executive        Principal Executive   President (since September 2005) and Principal Executive
                              Officer          Officer (since May    Officer (since May 2003) of the Van Kampen Funds; Managing
                                               2003)                 Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan
                                                                     Stanley SICAV (since May 2004). Formerly, Executive Vice
                                                                     President (July 2003 to September 2005) of funds in the Fund
                                                                     Complex and the Van Kampen Funds; President and Director of
                                                                     the Institutional Funds (March 2001 to July 2003); Chief
                                                                     Global Operating Officer of Morgan Stanley Investment
                                                                     Management Inc.; Chief Administrative Officer of Morgan
                                                                     Stanley Investment Advisors Inc.; Chief Administrative
                                                                     Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)         Vice President   Since February 2006   Managing Director and (since December 2005) Chief Investment
25 Cabot Square                                                      Officer - Global Fixed Income of Morgan Stanley Investment
Canary Wharf, London                                                 Management; Managing Director and Director of Morgan Stanley
United Kingdom E144QA                                                Investment Management Ltd.; Vice President (since February
                                                                     2006) of the Retail and Institutional Funds.

Dennis F. Shea (52)           Vice President   Since February 2006   Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                                          Officer - Global Equity of Morgan Stanley Investment
New York, NY 10036                                                   Management; Vice President (since February 2006) of the
                                                                     Retail and Institutional Funds. Formerly, Managing Director
                                                                     and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since February 1997   Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                                          Investment Management; Managing Director of the Adviser
New York, NY 10020                                                   and various entities affiliated with the Adviser; Vice
                                                                     President of the Retail Funds and (since July 2003) the
                                                                     Institutional Funds. Formerly, Secretary, General Counsel
                                                                     and/or Director of the Adviser and various entities
                                                                     affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

----------------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

[SIDENOTE]

SUPPLEMENT DATED MARCH 28, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF MORGAN STANLEY INSTITUTIONAL FUND, INC. DATED DECEMBER 21, 2005 OF:

INTERNATIONAL GROWTH EQUITY PORTFOLIO

                                POSITION(S)         LENGTH
 NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME                         PRINCIPAL OCCUPATION(S) DURING
    EXECUTIVE OFFICER           REGISTRANT          SERVED*                                  PAST 5 YEARS**
---------------------------   --------------   -------------------   ---------------------------------------------------------------
Amy R. Doberman (44)          Vice President   Since July 2004       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                          Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                   July 2004); Vice President of the Retail Funds and the
                                                                     Institutional Funds (since July 2004); Vice President of the
                                                                     Van Kampen Funds (since August 2004); Secretary (since
                                                                     February 2006) and Managing Director (since July 2004) of the
                                                                     Adviser and various entities affiliated with the Adviser.
                                                                     Formerly, Managing Director and General Counsel - Americas,
                                                                     UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October 2004    Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance                             Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                                Director and Chief Compliance Officer of Morgan Stanley
                                                                     Investment Management. Formerly, Assistant Secretary and
                                                                     Assistant General Counsel of the Retail Funds.

Mary E. Mullin (39)           Secretary        Since July 2003       Executive Director of the Adviser and various entities
1221 Avenue of the Americas                                          affiliated with the Adviser; Secretary of the Retail Funds
New York, NY 10020                                                   (since July 2003) and the Institutional Funds (since June
                                                                     1999).

Stefanie V. Chang Yu (39)     Vice President   Since July 2003       Executive Director of the Adviser and various entities
1221 Avenue of the Americas                                          affiliated with the Adviser; Vice President of the Retail
New York, NY 10020                                                   Funds (since July 2002) and the Institutional Funds (since
                                                                     December 1997). Formerly, Secretary of various entities
                                                                     affiliated with the Adviser.

James Garrett (36)            Treasurer and    Treasurer (since      Head of Global Fund Administration; Executive Director of the
1221 Avenue of the Americas   Chief Financial  Febuary 2002) and     Adviser and various entities affiliated with the Adviser;
New York, NY 10020            Officer          Chief Financial       Treasurer and Chief Financial Officer of the Institutional
                                               Officer (since        Funds. Formerly with PriceWaterhouse LLP (now
                                               July 2003)            PricewaterhouseCoopers LLP).

Michael Leary (39)            Director of      Since March 2003      Director and Vice President of Fund Administration, JPMorgan
JPMorgan Investor             Treasury and                           Investors Services Co. (formerly Chase Global Funds Services
Services Co.                  Compliance                             Company). Formerly, Audit Manager at Ernst & Young, LLP.
73 Tremont Street
Boston, MA 02108

----------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

March 28, 2006

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The information regarding the executive officers contained in the STATEMENT OF ADDITIONAL INFORMATION in the section titled "Management of the Fund--Officers and Directors" is hereby deleted and replaced with the following.

The Trustee/Director information is unchanged.

                                POSITION(S)         LENGTH
 NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME                         PRINCIPAL OCCUPATION(S) DURING
    EXECUTIVE OFFICER           REGISTRANT          SERVED*                                  PAST 5 YEARS**
---------------------------   --------------   -------------------   -------------------------------------------------------------
Ronald E. Robison (67)        President and    President (since      President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal        September 2005) and   Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020            Executive        Principal Executive   President (since September 2005) and Principal Executive
                              Officer          Officer (since May    Officer (since May 2003) of the Van Kampen Funds; Managing
                                               2003)                 Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan
                                                                     Stanley SICAV (since May 2004). Formerly, Executive Vice
                                                                     President (July 2003 to September 2005) of funds in the
                                                                     Fund Complex and the Van Kampen Funds; President and Director
                                                                     of the Institutional Funds (March 2001 to July 2003); Chief
                                                                     Global Operating Officer of Morgan Stanley Investment
                                                                     Management Inc.; Chief Administrative Officer of Morgan
                                                                     Stanley Investment Advisors Inc.; Chief Administrative
                                                                     Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)         Vice President   Since February 2006   Managing Director and (since December 2005) Chief Investment
25 Cabot Square                                                      Officer - Global Fixed Income of Morgan Stanley Investment
Canary Wharf, London                                                 Management; Managing Director and Director of Morgan Stanley
United Kingdom E144QA                                                Investment Management Ltd.; Vice President (since February
                                                                     2006) of the Retail and Institutional Funds.

Dennis F. Shea (52)           Vice President   Since February 2006   Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                                          Officer - Global Equity of Morgan Stanley Investment
New York, NY 10036                                                   Management; Vice President (since February 2006) of the
                                                                     Retail and Institutional Funds. Formerly, Managing Director
                                                                     and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since February 1997   Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                                          Investment Management; Managing Director of the Adviser
New York, NY 10020                                                   and various entities affiliated with the Adviser; Vice
                                                                     President of the Retail Funds and (since July 2003) the
                                                                     Institutional Funds. Formerly, Secretary, General Counsel
                                                                     and/or Director of the Adviser and various entities
                                                                     affiliated with the Adviser; Secretary and General
                                                                     Counsel of the Retail Funds.

----------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

[SIDENOTE]

SUPPLEMENT DATED MARCH 28, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF MORGAN STANLEY INSTITUTIONAL FUND, INC. DATED APRIL 29, 2005

                                POSITION(S)         LENGTH
 NAME, AGE AND ADDRESS OF       HELD WITH           OF TIME                         PRINCIPAL OCCUPATION(S) DURING
    EXECUTIVE OFFICER           REGISTRANT          SERVED*                                  PAST 5 YEARS**
---------------------------   --------------   -------------------   -------------------------------------------------------------
Amy R. Doberman (44)          Vice President   Since July 2004       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                          Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                   July 2004); Vice President of the Retail Funds and the
                                                                     Institutional Funds (since July 2004); Vice President of the
                                                                     Van Kampen Funds (since August 2004); Secretary (since
                                                                     February 2006) and Managing Director (since July 2004) of the
                                                                     Adviser and various entities affiliated with the Adviser.
                                                                     Formerly, Managing Director and General Counsel - Americas,
                                                                     UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October 2004    Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance                             Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                                Director and Chief Compliance Officer of Morgan Stanley
                                                                     Investment Management. Formerly, Assistant Secretary and
                                                                     Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)     Vice President   Since July 2003       Executive Director of the Adviser and various entities
1221 Avenue of the Americas                                          affiliated with the Adviser; Vice President of the Retail
New York, NY 10020                                                   Funds (since July 2002) and the Institutional Funds (since
                                                                     December 1997). Formerly, Secretary of various entities
                                                                     affiliated with the Adviser.

Mary E. Mullin (39)           Secretary        Since July 2003       Executive Director of the Adviser and various entities
1221 Avenue of the Americas                                          affiliated with the Adviser; Secretary of the Retail Funds
New York, NY 10020                                                   (since July 2003) and the Institutional Funds (since
                                                                     June 1999).

James Garrett (36)            Treasurer and    Treasurer (since      Head of Global Fund Administration; Executive Director of the
1221 Avenue of the Americas   Chief Financial  Febuary 2002) and     Adviser and various entities affiliated with the
New York, NY 10020            Officer          Chief Financial       Adviser; Treasurer and Chief Financial Officer of
                                               Officer (since        the Institutional Funds. Formerly with PriceWaterhouse LLP
                                               July 2003)            (now PricewaterhouseCoopers LLP).

Michael Leary (39)            Director of      Since March 2003      Director and Vice President of Fund Administration, JPMorgan
JPMorgan Investor             Treasury and                           Investors Services Co. (formerly Chase Global Funds Services
Services Co.                  Compliance                             Company). Formerly, Audit Manager at Ernst & Young, LLP.
73 Tremont Street
Boston, MA 02108

----------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.